KII's and AVX's Plan Assets Categories (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 18,010		¥ 16,965		¥ 13,263
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,456		4,922
Level 1 | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	325		186
Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,065		4,661
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	66		75
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	12,554		12,043
Level 2 | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	816		588
Level 2 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			25
Level 2 | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	10,960	[1]	10,303	[1]
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	297		612
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	481		515
Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	325		186
Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	816		588
International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,065		4,686
Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	10,960	[1]	10,303	[1]
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	297		612
Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	481		515
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 66		¥ 75

[1]	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.